UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 18.7%
Capital Markets - 4.6%
Aberdeen Asset Management PLC	2,089,280	$10,512,243
Azimut Holding SpA	367,147	4,245,972
Partners Group Holding AG (a)	102,725	21,386,184

		36,144,399

Commercial Banks - 6.5%
Bangkok Bank PCL (NVDR)	1,539,900	9,680,679
Bank Mandiri Persero Tbk PT	6,070,000	5,179,592
Bank Rakyat Indonesia Persero Tbk PT	4,460,500	3,457,196
HDFC Bank Ltd.	356,960	4,243,142
HSBC Holdings PLC	1,101,059	10,228,572
Itausa - Investimentos Itau SA (Preference Shares)	812,106	3,617,372
Sberbank of Russia (Sponsored ADR) (a)	542,559	6,320,812
United Overseas Bank Ltd.	535,000	8,531,646

		51,259,011

Consumer Finance - 0.3%
Muthoot Finance Ltd.	676,350	2,303,301

Diversified Financial Services - 2.1%
Deutsche Boerse AG	101,220	5,601,284
FirstRand Ltd.	1,333,879	4,470,761
IG Group Holdings PLC	895,351	6,458,261

		16,530,306

Insurance - 4.2%
AIA Group Ltd.	4,438,200	16,360,090
Prudential PLC	1,268,380	16,470,259

		32,830,349

Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	263,300	3,656,133

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	262,450	3,826,750

		146,550,249

Consumer Staples - 15.1%
Beverages - 4.5%
Anheuser-Busch InBev NV	280,883	24,029,165
Cia de Bebidas das Americas (Preference Shares)	122,462	4,693,093
Pernod-Ricard SA	61,480	6,896,247

		35,618,505

Food & Staples Retailing - 1.2%
Brazil Pharma SA	584,600	3,503,707
Olam International Ltd.	1,720,727	2,854,436
Raia Drogasil SA	244,800	2,812,377

		9,170,520

Food Products - 4.4%
Danone SA	165,316	10,171,734
Nestle SA	379,799	23,964,320

		34,136,054

Company	Shares	U.S. $ Value
Household Products - 1.6%
Reckitt Benckiser Group PLC	211,245	$12,170,775

Tobacco - 3.4%
British American Tobacco PLC	522,748	26,860,582

		117,956,436

Consumer Discretionary - 14.1%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	1,213,800	10,330,288
Volkswagen AG (Preference Shares)	45,084	8,243,400

		18,573,688

Distributors - 0.6%
Li & Fung Ltd.	3,104,000	4,786,537

Diversified Consumer Services - 0.4%
Estacio Participacoes SA	183,100	3,070,860

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd. (a)	2,062,000	1,360,859
Sands China Ltd.	1,270,000	4,693,894

		6,054,753

Internet & Catalog Retail - 0.7%
Rakuten, Inc.	534,600	5,435,839

Media - 2.1%
Eutelsat Communications SA	76,271	2,450,554
Informa PLC	650,272	4,236,307
Naspers Ltd.	81,271	5,040,588
SES SA (FDR)	187,093	5,087,726

		16,815,175

Specialty Retail - 3.4%
Belle International Holdings Ltd.	2,494,000	4,494,179
Fast Retailing Co., Ltd.	30,300	7,036,818
Hennes & Mauritz AB - Class B	189,100	6,581,281
Yamada Denki Co., Ltd.	79,730	3,497,527
Zhongsheng Group Holdings Ltd. (a)	3,737,500	4,656,445

		26,266,250

Textiles, Apparel & Luxury Goods - 3.7%
Brunello Cucinelli SpA (a) (b)	258,619	4,481,565
Cie Financiere Richemont SA	174,725	10,491,046
LVMH Moet Hennessy Louis Vuitton SA	66,740	10,018,886
Samsonite International SA	2,102,000	4,010,519

		29,002,016

		110,005,118

Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 1.2%
Hon Hai Precision Industry Co., Ltd.	1,487,200	4,656,493
Murata Manufacturing Co., Ltd.	87,300	4,647,550

		9,304,043

Company	Shares	U.S. $ Value
Internet Software & Services - 4.0%
Baidu, Inc. (Sponsored ADR) (b)	107,650	$12,575,673
Mail.ru Group Ltd. (GDR) (c)	133,880	4,484,052
Tencent Holdings Ltd.	415,200	14,099,445

		31,159,170

IT Services - 0.9%
Tata Consultancy Services Ltd.	271,850	6,658,772

Semiconductors & Semiconductor Equipment - 4.6%
ARM Holdings PLC	729,761	6,811,338
ASML Holding NV	148,537	7,945,015
Samsung Electronics Co., Ltd.	17,910	21,583,310

		36,339,663

Software - 1.6%
SAP AG	178,492	12,702,100

		96,163,748

Energy - 10.4%
Energy Equipment & Services - 3.8%
Saipem SpA	201,342	9,702,743
Schlumberger Ltd.	146,277	10,580,215
Technip SA	81,690	9,076,712

		29,359,670

Oil, Gas & Consumable Fuels - 6.6%
Afren PLC (b)	1,340,432	3,045,686
Africa Oil Corp. (a) (b)	205,540	2,036,821
BG Group PLC	852,986	17,259,936
China Shenhua Energy Co., Ltd. - Class H	1,651,000	6,358,436
Genel Energy PLC (b)	175,400	2,187,997
NovaTek OAO (Sponsored GDR) (c)	43,793	5,199,038
Ophir Energy PLC (b)	295,610	2,904,268
Tullow Oil PLC	261,516	5,801,508
Ultrapar Participacoes SA	314,800	7,082,515

		51,876,205

		81,235,875

Industrials - 10.4%
Aerospace & Defense - 0.7%
Safran SA	145,646	5,238,830

Commercial Services & Supplies - 0.7%
Aggreko PLC	147,810	5,533,206

Construction & Engineering - 0.7%
Samsung Engineering Co., Ltd.	33,030	5,667,455

Electrical Equipment - 0.9%
Schneider Electric SA	116,632	6,895,683

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	313,091	$7,745,389

Machinery - 2.8%
FANUC Corp.	90,000	14,486,254
Komatsu Ltd.	381,100	7,469,527

		21,955,781

Professional Services - 2.3%
Experian PLC	783,133	13,039,726
Intertek Group PLC	110,030	4,878,165

		17,917,891

Trading Companies & Distributors - 1.3%
Wolseley PLC	236,500	10,116,516

		81,070,751

Materials - 8.6%
Chemicals - 5.1%
Croda International PLC	238,260	9,353,279
Israel Chemicals Ltd.	824,100	10,009,282
Lanxess AG	67,890	5,639,339
Linde AG	54,820	9,448,764
Potash Corp. of Saskatchewan, Inc.	129,540	5,630,398

		40,081,062

Containers & Packaging - 1.0%
Klabin SA (Preference Shares)	1,492,800	7,805,490

Metals & Mining - 2.5%
First Quantum Minerals Ltd.	442,040	9,419,935
Franco-Nevada Corp.	56,590	3,335,765
Kenmare Resources PLC (b)	6,048,357	3,846,786
Umicore SA	61,090	3,197,987

		19,800,473

		67,687,025

Health Care - 8.5%
Health Care Equipment & Supplies - 1.2%
Cie Generale d’Optique Essilor International SA	66,220	6,196,605
Elekta AB	256,360	3,384,519

		9,581,124

Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	66,728	4,894,523

Pharmaceuticals - 6.6%
Aspen Pharmacare Holdings Ltd. (b)	237,979	4,095,153
Bayer AG	80,070	6,885,193
Mitsubishi Tanabe Pharma Corp.	246,300	3,737,943
Novo Nordisk A/S - Class B	59,390	9,346,439
Pharmstandard OJSC (GDR) (b) (c)	159,051	2,258,524
Roche Holding AG	66,120	12,367,527
Shire PLC	443,112	13,071,259

		51,762,038

		66,237,685

Company	Shares	U.S. $ Value
Utilities - 1.6%
Multi-Utilities - 1.6%
National Grid PLC	1,135,330	$12,523,666

Total Common Stocks (cost $623,544,488)		779,430,553

WARRANTS - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (b) (c) (cost $4,750,988)	1,364,610	4,257,583

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (d) (cost $5,479,799)	5,479,799	5,479,799

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $633,775,274)		789,167,935

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.8%
Investment Companies - 1.8%
AllianceBernstein Exchange Reserves - Class I, 0.17% (d) (cost $13,831,555)	13,831,555	13,831,555

Total Investments - 102.7% (cost $647,606,830) (e)		802,999,490
Other assets less liabilities - (2.7)%		(21,066,665)

Net Assets - 100.0%		$781,932,825

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	2,265	USD	2,315	11/15/12	$(94,978)
Barclays Bank PLC	GBP	17,639	USD	27,627	11/15/12	(852,216)
Barclays Bank PLC	USD	89,664	EUR	69,256	11/15/12	(626,359)
BNP Paribas SA	CHF	40,868	USD	43,788	11/15/12	299,449
BNP Paribas SA	EUR	111,371	USD	137,668	11/15/12	(5,514,856)
Citibank, NA	CHF	20,176	USD	20,822	11/15/12	(647,626)
Credit Suisse First Boston	USD	9,789	AUD	9,421	11/15/12	(56,074)
Deutsche Bank	USD	54,889	JPY	4,299,087	11/15/12	219,358
Goldman Sachs	GBP	9,328	USD	14,542	11/15/12	(518,920)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Securities Inc.	USD	2,091	CHF	1,999	11/15/12	$36,285
HSBC Securities Inc.	USD	19,308	EUR	15,380	11/15/12	464,905
Royal Bank of Canada	CAD	25,721	USD	26,054	11/15/12	(83,423)
Royal Bank of Canada	USD	37,903	CAD	37,668	11/15/12	374,725
Royal Bank of Scotland PLC	GBP	12,962	USD	20,990	11/15/12	61,436
Royal Bank of Scotland PLC	JPY	3,475,111	USD	44,331	11/15/12	(215,272)
Royal Bank of Scotland PLC	USD	2,037	NOK	11,709	11/15/12	3,594
Royal Bank of Scotland PLC	USD	1,761	SEK	11,523	11/15/12	(9,502)
State Street Bank & Trust Co.	NOK	16,084	USD	2,817	11/15/12	14,257
State Street Bank & Trust Co.	SEK	26,499	USD	4,026	11/15/12	(2,940)
UBS Securities LLC	USD	39,712	NOK	234,436	11/15/12	1,140,570
UBS Securities LLC	USD	41,284	SEK	277,291	11/15/12	872,455
Westpac Banking Corp.	AUD	2,631	USD	2,725	11/15/12	7,227
Westpac Banking Corp.	USD	59,786	AUD	57,785	11/15/12	(87,110)

						$(5,215,015)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $16,199,197 or 2.1% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $181,382,801 and gross unrealized depreciation of investments was $(25,990,141), resulting in net unrealized appreciation of $155,392,660.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein International Growth Fund

September 30, 2012 (unaudited)

COUNTRY BREAKDOWN *

24.1%	United Kingdom
8.5%	Switzerland
7.7%	France
7.1%	Japan
6.6%	Germany
4.9%	China
4.5%	Brazil
4.3%	Hong Kong
3.4%	South Korea
3.4%	Belgium
3.0%	United States
2.7%	South Africa
2.5%	Canada
2.3%	Italy
14.3%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" country weightings represent 2.2% or less in the following countries: Denmark, India, Indonesia, Ireland, Israel, Netherlands, Russia, Singapore, Sweden, Taiwan and Thailand.

AllianceBernstein International Growth Fund

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,273,505		$139,276,744		$	– 0	–	$146,550,249
Consumer Staples	11,009,177		106,947,259			– 0	–	117,956,436
Consumer Discretionary	3,070,860		106,934,258			– 0	–	110,005,118
Information Technology	12,575,673		83,588,075			– 0	–	96,163,748
Energy	19,850,727		61,385,148			– 0	–	81,235,875
Industrials	– 0	–	81,070,751			– 0	–	81,070,751
Materials	20,561,190		47,125,835			– 0	–	67,687,025
Health Care	2,258,524		63,979,161			– 0	–	66,237,685
Utilities	– 0	–	12,523,666			– 0	–	12,523,666
Warrants	– 0	–	– 0	–		4,257,583		4,257,583
Short-Term Investments	5,479,799		– 0	–		– 0	–	5,479,799
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,831,555		– 0	–		– 0	–	13,831,555

Total Investments in Securities	95,911,010		702,830,897			4,257,583		802,999,490
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	3,494,261			– 0	–	3,494,261
Liabilities
Forward Currency Exchange Contracts	– 0	–	(8,709,276)			– 0	–	(8,709,276)

Total^	$95,911,010		$697,615,882			$4,257,583		$797,784,475

•	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were di minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 6/30/12	$4,279,518		$4,279,518
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(57,097)		(57,097)
Change in unrealized appreciation/depreciation	229,674		229,674
Purchases	– 0	–	– 0	–
Sales	(194,512)		(194,512)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/12	$4,257,583		$4,257,583

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12	$229,674		$229,674

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2012